New Accounting Requirements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Description Of New Accounting Requirements [line items]
IFRS 16, description	an amendment to IFRS 3 ‘Business combinations’ which was issued in October 2018. The amendment clarifies the definition of a business and permits a simplified initial assessment of whether an acquired set of activities and assets is a group of assets rather than a business